Debt - Rig Financing and Loan Agreements (Details) - USD ($)	4 Months Ended
	Apr. 17, 2015	Dec. 31, 2015	Apr. 14, 2015	Dec. 31, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Due to related parties		$ 306,000,000		$ 346,500,000
Debt outstanding		3,592,300,000		3,303,900,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties		196,500,000		237,000,000
Line of Credit | Credit facility $1,200
Debt Instrument [Line Items]
Assets pledged as collateral		178,400,000
Line of credit facility, commitment fee percentage	1.40%
Balloon payment to be paid		69,900,000	$ 20,600,000
Derivative, fixed interest rate			2.25%
Line of Credit | $440 facility
Debt Instrument [Line Items]
Due to related parties		139,000,000		158,800,000
Debt outstanding		224,300,000		258,400,000
Secured Debt | $440 facility
Debt Instrument [Line Items]
Debt face amount		440,000,000		$ 440,000,000
T-15 and T-16 Tender Rigs | Seadrill | Line of Credit | $440 facility
Debt Instrument [Line Items]
Assets pledged as collateral		$ 251,500,000
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties					$ 100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties					$ 93,100,000